UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—93.6% of Net Assets

	ABS Car Loan—1.7%
$2,290,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$2,314,609
570,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610%, 10/08/2015	572,240
780,000	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 1/08/2016	778,962
2,410,000	AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A3, 1.170%, 5/09/2016	2,400,734
1,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class A, 3.630%, 8/20/2014, 144A	1,273,115
1,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.370%, 11/20/2014, 144A	1,298,011
375,971	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	393,816
1,775,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	1,797,724
790,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	808,709

		11,637,920

	ABS Credit Card—0.3%
1,580,000	World Financial Network Credit Card Master Trust, Series 2009-D, Class A, 4.660%, 5/15/2017	1,656,140
500,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	533,540

		2,189,680

	ABS Home Equity—0.4%
577,022	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	543,875
2,382,192	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	2,379,495

		2,923,370

	ABS Other—0.2%
1,620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A, 1.850%, 11/20/2014, 144A	1,615,568

	Aerospace & Defense—0.7%
1,590,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,701,300
2,800,000	Oshkosh Corp., 8.250%, 3/01/2017	2,912,000

		4,613,300

	Airlines—0.2%
1,235,000	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,253,525

	Automotive—2.6%
5,120,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,133,276

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Automotive—continued
$510,000	Ford Motor Credit Co. LLC, 5.625%, 9/15/2015	$527,824
2,335,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,541,785
880,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	933,092
1,830,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	1,967,250
660,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	748,842
2,165,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018, 144A	2,208,300
1,715,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	1,700,174
1,310,000	Lear Corp., 7.875%, 3/15/2018	1,418,075
780,000	Lear Corp., 8.125%, 3/15/2020	858,000

		18,036,618

	Banking—4.2%
3,350,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	3,051,297
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,525,018
605,000	Citigroup, Inc., 6.125%, 5/15/2018	643,936
4,120,000	Citigroup, Inc., 6.500%, 8/19/2013	4,288,767
625,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	627,100
1,300,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	1,209,667
2,445,000	Hana Bank, 4.250%, 6/14/2017, 144A	2,407,836
2,845,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	3,174,107
3,650,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	3,598,677
1,015,000	Morgan Stanley, 5.375%, 10/15/2015	991,786
3,420,000	Morgan Stanley, 5.750%, 1/25/2021	3,190,196
1,155,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	1,140,497
3,350,000	Royal Bank of Scotland PLC (The), 4.875%, 3/16/2015	3,203,210

		29,052,094

	Building Materials—0.8%
2,420,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,473,400
1,845,000	USG Corp., 6.300%, 11/15/2016	1,439,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Building Materials—continued
$1,795,000	Vulcan Materials Co., 6.500%, 12/01/2016	$1,853,337

		5,765,837

	Chemicals—1.1%
3,335,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	3,205,769
2,270,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	2,873,756
1,330,000	RPM International, Inc., 6.125%, 10/15/2019	1,445,613

		7,525,138

	Collateralized Mortgage Obligations—0.8%
1,591,197	Banc of America Funding Corp., Series 2005-B, Class 3A1, 0.515%, 4/20/2035(b)	1,084,242
778,969	Chase Mortgage Finance Corp., Series 2007-A1, Class 2A3, 2.757%, 2/25/2037(b)	681,981
3,530,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	3,583,504

		5,349,727

	Commercial Mortgage-Backed Securities—9.3%
630,259	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	644,675
2,680,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	2,892,886
364,811	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040	364,653
3,810,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	4,012,014
938,371	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.852%, 6/11/2040(b)	960,954
690,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.885%, 12/10/2049(b)	760,727
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.276%, 12/10/2049(b)	1,110,691
256,806	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	256,668
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,646,445
6,060,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.902%, 6/15/2039(b)	6,361,909
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.987%, 9/15/2039(b)	1,567,210
2,410,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	2,514,442
1,835,000	CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.484%, 4/15/2047	1,971,997
1,144,923	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,149,940
425,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.079%, 7/10/2038(b)	472,139
3,820,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	4,120,936

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Commercial Mortgage-Backed Securities—continued
$1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	$1,251,609
890,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.984%, 8/10/2045(b)	966,528
3,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,181,506
2,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,840,302
639,516	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	642,314
1,920,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	2,047,985
2,500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	2,586,140
2,870,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	3,018,677
5,620,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,981,506
2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,102,322
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.792%, 6/11/2042(b)	347,439
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.455%, 1/11/2043(b)	1,360,293
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,268,304
3,090,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	3,257,283

		64,660,494

	Consumer Cyclical Services—0.3%
370,000	Expedia, Inc., 5.950%, 8/15/2020	373,120
1,710,000	Service Corp. International, 7.000%, 5/15/2019	1,799,775

		2,172,895

	Consumer Products—0.6%
4,300,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	4,292,466

	Diversified Manufacturing—0.7%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,266,313
770,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	702,625
2,945,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	2,849,288

		4,818,226

	Electric—1.3%
215,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	219,838
1,440,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	1,555,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Electric—continued
$1,535,000	Enersis S.A., 7.375%, 1/15/2014	$1,677,411
2,370,000	Florida Power & Light Co., 4.125%, 2/01/2042	2,444,956
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	989,800
2,260,000	TransAlta Corp., 4.750%, 1/15/2015	2,427,495

		9,314,700

	Food & Beverage—0.5%
1,445,000	Bunge Ltd. Finance Corp., 4.100%, 3/15/2016	1,496,334
775,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	790,500
1,068,000	Smithfield Foods, Inc., 10.000%, 7/15/2014	1,241,550

		3,528,384

	Government Owned—No Guarantee—2.5%
5,645,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	5,750,844
3,080,000	Korea Development Bank, 4.000%, 9/09/2016	3,120,835
2,340,000	Petrobras International Finance Co., 6.750%, 1/27/2041	2,688,971
2,535,000	Petrobras International Finance Co., 6.875%, 1/20/2040	2,935,999
2,360,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	2,876,250

		17,372,899

	Healthcare—1.7%
2,955,000	Aristotle Holding, Inc., 4.750%, 11/15/2021, 144A	3,057,748
3,255,000	HCA, Inc., 7.500%, 2/15/2022	3,328,238
575,000	HCA, Inc., 7.500%, 12/15/2023	514,625
1,785,000	Medco Health Solutions, 7.250%, 8/15/2013	1,928,553
1,265,000	Omnicare, Inc., 7.750%, 6/01/2020	1,358,294
1,885,000	PerkinElmer, Inc., 5.000%, 11/15/2021	1,907,420

		12,094,878

	Hybrid ARMs—0.1%
400,523	FHLMC, 6.009%, 11/01/2036(b)	428,637
230,119	FNMA, 5.918%, 2/01/2037(b)	244,365

		673,002

	Independent Energy—1.3%
1,560,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	1,768,338

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Independent Energy—continued
$2,435,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	$2,822,491
1,835,000	Denbury Resources, Inc., 6.375%, 8/15/2021	1,917,575
1,860,000	Newfield Exploration Co., 5.750%, 1/30/2022	2,008,800
415,000	SM Energy Co., 6.625%, 2/15/2019, 144A	431,600

		8,948,804

	Industrial Other—0.9%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,394,000
2,650,000	Hutchison Whampoa International Ltd., 5.750%, 9/11/2019, 144A	2,968,421
1,570,000	Timken Co. (The), 6.000%, 9/15/2014	1,699,057

		6,061,478

	Media Cable—1.2%
1,175,000	Cablevision Systems Corp., 7.750%, 4/15/2018	1,245,500
1,490,000	Cablevision Systems Corp., 8.000%, 4/15/2020	1,598,025
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/2020	580,250
410,000	Cox Communications, Inc., 5.450%, 12/15/2014	455,111
2,670,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	2,741,823
1,330,000	Time Warner Cable, Inc., 8.250%, 4/01/2019	1,670,496

		8,291,205

	Media Non-Cable—0.6%
1,375,000	Inmarsat Finance PLC, 7.375%, 12/01/2017, 144A	1,436,875
1,065,000	Myriad International Holding BV, 6.375%, 7/28/2017, 144A	1,134,225
1,310,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	1,270,700

		3,841,800

	Metals & Mining—0.8%
1,495,000	Alcoa, Inc., 6.150%, 8/15/2020	1,553,269
525,000	APERAM, 7.375%, 4/01/2016, 144A	449,101
2,955,000	ArcelorMittal, 6.750%, 3/01/2041	2,657,225
400,000	United States Steel Corp., 6.650%, 6/01/2037	312,000
920,000	United States Steel Corp., 7.375%, 4/01/2020	897,000

		5,868,595

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Mortgage Related—20.0%
$16,232,183	FHLMC, 4.000%, with various maturities from 2019 to 2041(c)	$17,054,736
14,114,656	FHLMC, 4.500%, with various maturities from 2034 to 2039(c)	14,971,807
982,522	FHLMC, 5.000%, with various maturities from 2018 to 2038(c)	1,056,171
14,167,005	FHLMC, 5.500%, with various maturities from 2018 to 2040(c)	15,391,482
77,505	FHLMC, 6.000%, 6/01/2035	86,336
25,122,285	FNMA, 4.000%, with various maturities from 2019 to 2041(c)	26,425,796
17,358,550	FNMA, 4.500%, with various maturities from 2039 to 2041(c)	18,499,374
18,875,717	FNMA, 5.000%, with various maturities from 2033 to 2039(c)	20,411,672
15,190,343	FNMA, 5.500%, with various maturities from 2018 to 2039(c)	16,563,849
3,279,791	FNMA, 6.000%, with various maturities from 2016 to 2039(c)	3,632,037
178,591	FNMA, 6.500%, with various maturities from 2029 to 2036(c)	202,838
111,785	FNMA, 7.000%, with various maturities in 2030(c)	130,329
124,459	FNMA, 7.500%, with various maturities from 2024 to 2032(c)	148,387
656,466	GNMA, 5.000%, 4/15/2038	727,877
2,757,302	GNMA, 5.500%, with various maturities from 2038 to 2039(c)	3,097,226
402,355	GNMA, 6.000%, with various maturities from 2029 to 2038(c)	456,860
270,390	GNMA, 6.500%, with various maturities from 2028 to 2032(c)	313,475
176,046	GNMA, 7.000%, with various maturities from 2025 to 2029(c)	203,930
58,249	GNMA, 7.500%, with various maturities from 2025 to 2030(c)	68,338
20,005	GNMA, 8.000%, 11/15/2029	21,230
71,129	GNMA, 8.500%, with various maturities from 2017 to 2023(c)	72,819
11,582	GNMA, 9.000%, with various maturities in 2016(c)	12,446
18,986	GNMA, 11.500%, with various maturities from 2013 to 2015(c)	19,134

		139,568,149

	Non-Captive Consumer—1.4%
1,825,000	HSBC Finance Corp., 7.000%, 5/15/2012	1,859,027
325,000	SLM Corp., MTN, 5.050%, 11/14/2014	320,548
5,915,000	SLM Corp., MTN, 6.250%, 1/25/2016	5,752,213
350,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	350,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Non-Captive Consumer—continued
$30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	$28,868
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	104,029
55,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	55,379
35,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	35,025
420,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	313,286
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,169,050

		9,987,425

	Non-Captive Diversified—3.6%
3,765,000	Ally Financial, Inc., 6.250%, 12/01/2017	3,631,719
1,211,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,168,615
2,480,000	Ally Financial, Inc., 8.300%, 2/12/2015	2,616,400
2,070,000	GATX Corp., 4.750%, 5/15/2015	2,206,343
6,045,000	General Electric Capital Corp., 2.250%, 11/09/2015	6,072,027
2,805,000	General Electric Capital Corp., 5.300%, 2/11/2021	2,998,410
4,070,000	International Lease Finance Corp., 5.750%, 5/15/2016	3,775,096
1,170,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,080,834
205,000	International Lease Finance Corp., 6.375%, 3/25/2013	203,975
40,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	39,800
200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	195,500
830,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	792,650

		24,781,369

	Oil Field Services—2.3%
3,135,000	Nabors Industries, Inc., 4.625%, 9/15/2021, 144A	3,184,235
3,240,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	3,256,200
2,665,000	Parker Drilling Co., 9.125%, 4/01/2018	2,804,912
2,160,000	Rowan Cos., Inc., 5.000%, 9/01/2017	2,269,637
4,740,000	Transocean, Inc., 4.950%, 11/15/2015	4,840,242

		16,355,226

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Packaging—0.2%
$1,145,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 7.875%, 8/15/2019, 144A	$1,196,525

	Paper—1.2%
1,850,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	1,921,847
2,005,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	2,472,794
2,030,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	2,554,871
735,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	942,347
365,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	501,716

		8,393,575

	Pharmaceuticals—0.7%
600,000	Valeant Pharmaceuticals International, 6.750%, 10/01/2017, 144A	599,250
215,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	207,475
2,810,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	2,802,975
1,310,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	1,270,700

		4,880,400

	Pipelines—1.6%
4,680,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	4,588,969
350,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	357,875
3,765,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,830,888
2,080,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 6/15/2022	2,173,600

		10,951,332

	Property & Casualty Insurance—0.6%
1,175,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	1,193,373
2,470,000	Willis North America, Inc., 6.200%, 3/28/2017	2,715,800
555,000	Willis North America, Inc., 7.000%, 9/29/2019	617,808

		4,526,981

	Railroads—0.1%
555,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/2041	612,257

	Refining—0.5%
295,000	Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.000%, 4/01/2015, 144A	312,700

Principal Amount (‡)		Description	Value (†)
Bonds and Notes—continued
		Refining—continued
$2,670,000		Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.875%, 4/01/2017, 144A	$2,990,400

			3,303,100

		Sovereigns—0.5%
3,018,000		Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	3,689,505

		Supranational—0.1%
6,990,000		International Bank for Reconstruction & Development, 6.500%, 9/11/2013, (MXN)	515,884

		Technology—2.3%
2,535,000		Amphenol Corp., 4.750%, 11/15/2014	2,716,176
1,405,000		Brocade Communications Systems, Inc., 6.625%, 1/15/2018	1,461,200
495,000		Brocade Communications Systems, Inc., 6.875%, 1/15/2020	527,175
1,585,000		Equifax, Inc., 7.000%, 7/01/2037	1,770,334
4,140,000		Fiserv, Inc., 3.125%, 10/01/2015	4,241,024
69,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	71,263
340,000		Motorola Solutions, Inc., 7.500%, 5/15/2025	401,133
1,335,000		National Semiconductor Corp., 3.950%, 4/15/2015	1,442,060
3,070,000		Tencent Holdings Ltd., 4.625%, 12/12/2016, 144A	2,995,381
279,000		Xerox Corp., 5.500%, 5/15/2012	283,626

			15,909,372

		Textile—0.4%
1,140,000		Hanesbrands, Inc., 6.375%, 12/15/2020	1,157,100
1,715,000		Hanesbrands, Inc., 8.000%, 12/15/2016	1,865,063

			3,022,163

		Tobacco—0.6%
3,770,000		Reynolds American, Inc., 7.250%, 6/15/2037	4,373,087

		Transportation Services—0.1%
790,000		Erac USA Finance Co., 5.250%, 10/01/2020, 144A	851,735

		Treasuries—16.8%
3,483,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	27,350,662
28,125,000		U.S. Treasury Bond, 3.750%, 8/15/2041	33,077,644
3,875,000		U.S. Treasury Bond, 3.875%, 8/15/2040	4,645,156

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Treasuries—continued
$3,005,000	U.S. Treasury Bond, 4.375%, 5/15/2040	$3,903,681
570,000	U.S. Treasury Bond, 4.375%, 5/15/2041	742,692
1,665,000	U.S. Treasury Bond, 4.750%, 2/15/2041	2,294,578
1,020,000	U.S. Treasury Bond, 5.375%, 2/15/2031	1,453,818
13,550,000	U.S. Treasury Note, 2.625%, 11/15/2020	14,587,415
2,385,000	U.S. Treasury Note, 3.125%, 1/31/2017	2,651,076
9,525,000	U.S. Treasury Note, 3.125%, 5/15/2021	10,635,253
1,575,000	U.S. Treasury Note, 3.625%, 8/15/2019	1,824,170
12,255,000	U.S. Treasury Note, 3.625%, 2/15/2021(d)	14,228,251

		117,394,396

	Wireless—2.1%
1,370,000	American Tower Corp., 4.625%, 4/01/2015	1,427,967
2,890,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 5/01/2017, 144A	3,113,975
15,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	14,475
10,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	9,150
895,000	NII Capital Corp., 7.625%, 4/01/2021	888,287
2,325,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	2,753,828
5,985,000	Sprint Capital Corp., 6.875%, 11/15/2028	4,271,794
2,349,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	2,313,765

		14,793,241

	Wirelines—3.7%
3,990,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	2,972,550
2,915,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	2,769,250
5,933,000	Embarq Corp., 7.995%, 6/01/2036	6,147,703
2,860,000	Frontier Communications Corp., 7.875%, 4/15/2015	2,899,325
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,338,750
450,000	Frontier Communications Corp., 8.250%, 4/15/2017	460,125
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	378,688
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,152,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes—continued

	Wirelines—continued
$5,800,000	Windstream Corp., 7.500%, 4/01/2023	$5,727,500
920,000	Windstream Corp., 8.125%, 9/01/2018	985,550

		25,832,191

	Total Bonds and Notes (Identified Cost $633,504,350)	652,840,516

Shares
Preferred Stocks—0.3%

	Non-Captive Consumer—0.0%
5,510	SLM Corp., Series A, 6.970%	220,951

	Non-Captive Diversified—0.3%

68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,253,867
532	Ally Financial, Inc., Series G, 7.000%, 144A	381,361

		1,635,228

	Total Preferred Stocks (Identified Cost $2,068,801)	1,856,179

Principal Amount (‡)
Short-Term Investments—6.2%
$43,551,392	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $43,551,392 on 1/03/2012 collateralized by $44,535,000 Federal Home Loan Mortgage Corp., 0.625% due 12/29/2014 valued at $44,423,663 including accrued interest(e) (Identified Cost $43,551,392)	43,551,392

	Total Investments—100.1% (Identified Cost $679,124,543)(a)	698,248,087
	Other assets less liabilities—(0.1)%	(452,275)

	Net Assets—100.0%	$697,795,812

(‡	)	Principal amount stated in U.S. dollars unless otherwise noted.

(†	)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by a pricing service, if available. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††	)	Amount shown represents units. One unit represents a principal amount of 100.

(a	)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2011, the net unrealized appreciation on investments based on a cost of $679,867,449 for federal income tax purposes was as follows:

000,000.00,00
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$25,571,866
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,191,228)

Net unrealized appreciation	$18,380,638

(b	)	Variable rate security. Rate as of December 31, 2011 is disclosed.

(c	)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d	)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.

(e	)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A		All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $83,309,786 or 11.9% of net assets.

ABS		Asset-Backed Securities

ARMs		Adjustable Rate Mortgages

FHLMC		Federal Home Loan Mortgage Corp.

FNMA		Federal National Mortgage Association

GMTN		Global Medium Term Note

GNMA		Government National Mortgage Association

MTN		Medium Term Note

MXN Mexican Peso

Forward Foreign Currency

Contracts The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	03/21/2012	Euro	20,475,000	$26,517,904	$71,545

[1]	Counterparty is Credit Suisse.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$652,840,516	$—	$652,840,516
Preferred Stocks
Non-Captive Consumer	220,951	—	—	220,951
Non-Captive Diversified	1,253,867	381,361	—	1,635,228

Total Preferred Stocks	1,474,818	381,361	—	1,856,179

Short-Term Investments	—	43,551,392	—	43,551,392

Total Investments	1,474,818	696,773,269	—	698,248,087

Forward Foreign Currency Contracts (unrealized appreciation)	—	71,545	—	71,545

Total	$1,474,818	$696,844,814	$—	$698,319,632

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Preferred Stocks
Non-Captive Diversified	$319,200	$—	$—	$—	$—	$—	$—	$(319,200)	$—	$—

A preferred stock valued at $319,200 was transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfer are regonized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2011, the Fund did not hold any derivative positions (including open trades) subject to credit-risk-related contingent features that were in a net liability position by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $71,545 and the amount of loss that the Fund would incur after taking into account master netting arrangement is $71,545.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of December 31, 2011:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$71,545

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2011 (Unaudited)
Mortgage Related	20.0%
Treasuries	16.8
Commercial Mortgage-Backed Securities	9.3
Banking	4.2
Non-Captive Diversified	3.9
Wirelines	3.7
Automotive	2.6
Government Owned—No Guarantee	2.5
Oil Field Services	2.3
Technology	2.3
Wireless	2.1
Other Investments, less than 2% each	24.2
Short-Term Investments	6.2

Total Investments	100.1
Other assets less liabilities (including open forward foreign currency contracts)	(0.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 23, 2012